Restructuring and Asset Impairment Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Non-cash asset impairment charge	$ 53,200
Wireless restructuring costs	4,275	$ 91
Restructuring reserve, noncurrent		$ 600
Employee severance and termination benefits
Restructuring Cost and Reserve [Line Items]
Cash-based restructuring charges	$ 6,000